Trade receivables - Schedule of Movements in the Provision for Impairment of Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	$ 810	$ 628
At year end	2,592	810	$ 628
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At January 1,	810	628	588
Charge for the year	1,782	182	40
At year end	2,592	$ 810	$ 628
Provision for impairment	$ 1,782